Financial Risk Management - Summary of Net Debt Movements (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	R$ (374,928)
Ending balance	(274,264)	R$ (374,928)
Payables
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(241,257)	(114,752)
Cash flow and dividends provision	(18,862)	(126,505)
Ending balance	(260,119)	(241,257)
Loans and obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(861,542)	(617,092)
Cash flow and dividends provision	75,779	112,315
Fair value and monetary adjustments	(2,951)	(37,998)
Addition and finance expenses accrual	(247,431)	(184,292)
Foreign exchange adjustments	69,513	(134,475)
Ending balance	(966,632)	(861,542)
Retirement Plans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(374,813)	(85,554)
Cash flow and dividends provision	(76,173)	(279,770)
Fair value and monetary adjustments	(57,430)	(9,489)
Ending balance	(508,416)	(374,813)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(119,455)	(72,812)
Cash flow and dividends provision	27,578	29,406
Addition and finance expenses accrual	(68,307)	(76,049)
Ending balance	(160,184)	(119,455)
Cash and cash equivalents
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	223,302	660,305
Cash flow and dividends provision	47,952	(512,354)
Fair value and monetary adjustments	13,039	31,955
Foreign exchange adjustments	(4,202)	43,396
Ending balance	280,091	223,302
Financial instruments at fair value through profit or loss
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,531,036	1,168,355
Cash flow and dividends provision	(80,753)	269,443
Fair value and monetary adjustments	84,188	93,238
Ending balance	R$ 1,534,471	R$ 1,531,036